REDEEMABLE CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Temporary Equity
A summary of the authorized, issued and outstanding redeemable convertible preferred shares of Series A, Series A-1, Series B, Series C, Series D and Series E (collectively “Preferred Shares”) as of December 31, 2021 (in thousands, except share and per share amounts) is as follows:

	December 31, 2021
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value	Aggregate Liquidation Preference
Series A	370,370	370,370	$3.38	$1,243	$1,837
Series A-1	179,398	172,857	18.90	3,254	4,489
Series B	412,554	412,554	35.81	36,635	18,468
Series C	343,498	343,498	72.57	24,893	30,106
Series D	713,076	688,301	149.35	105,016	183,329
Series E	187,347	187,347	838.49	136,006	165,733
	2,206,243	2,174,927		$307,047	$403,962

Fair Value Measurement Inputs and Valuation Techniques	The following assumptions in determining the fair value of the Option as of issuance date:

June 1, 2020
Price of the Underlying Shares	137.88
Exercise Price	149.35
Expected Term	0.38
Risk Free Rate	0.10%
Volatility	16%
The following are the significant assumptions in determining the fair value of the Series D warrants as of December 31, 2021:

Series D warrants	December 31, 2021
Probability of Occurrence of IPO	85%
Probability of achieving the vesting condition	76%
Volatility	41%
Time to exit (years)	0.75
Exercise Price	$0.01
Risk Free Rate	0.29%